Redeemable non-controlling interest	6 Months Ended
Jun. 30, 2020
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest	Non-controlling interest
Changes in non-controlling interest for the six months ended June 30, 2019 were as follows:

(In $ millions)	Ship Finance VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2019 and March 31, 2019	145	7	152
Net loss attributable to non-controlling interest	(2)	—	(2)
As at June 30, 2019	143	7	150

Changes in non-controlling interest for the six months ended June 30, 2020 were as follows:

(In $ millions)	Ship Finance VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2020	140	11	151
Net loss attributable to non-controlling interest	(1)	—	(1)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	(11)	(11)
As at March 31, 2020	139	—	139
Net loss attributable to non-controlling interest	(1)	—	(1)
As at June 30, 2020	138	—	138

Seadrill Nigeria Operations Limited

HH Global Alliance Investments Limited ("Heirs Holdings"), an unrelated party registered in Nigeria, owns a non-controlling interest in one of our subsidiaries, Seadrill Nigeria Operations Limited, which holds a 10% interest in our drillship West Jupiter and previously supported the West Jupiter's operations whilst it was under contract with Total in Nigeria. The equity attributable to Heirs Holdings is classified as a non-controlling interest in our consolidated balance sheet.

In February 2020, we paid $11 million to Heirs Holdings for an option to buy the non-controlling interest at any point in the future for a $1 purchase price. This reduced the non-controlling interest balance for Seadrill Nigeria Operations Limited to nil as at March 31, 2020.
Redeemable non-controlling interest
Changes in redeemable non-controlling interest for the period from January 1, 2019 to June 30, 2019 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2019	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	1
As at March 31, 2019	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2019	37

Changes in redeemable non-controlling interest for the period from January 1, 2020 to June 30, 2020 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2020	57
Fair value adjustment	(27)
As at March 31, 2020	30
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	(3)
As at June 30, 2020	26

We hold a 66.24% interest in Asia Offshore Drilling Limited (“AOD”), which owns the benign environment jack-up rigs AOD 1, AOD 2 and AOD 3. The remaining 33.76% interest is owned by Mermaid Maritime Public Company Limited ("Mermaid").

On April 4, 2018, subsequent to filing bankruptcy petitions, the Predecessor executed a Transaction Support Agreement (“TSA”) with Mermaid in order to (i) provide a framework for a monetization event for Mermaid and (ii) obtain unanimous approval for AOD to become a party to the RSA and participate in Seadrill’s broader debt restructuring under its Chapter 11 reorganization.

The TSA provided Mermaid with a put option that gave them the right (with no obligation) to sell their non-controlling interest shares to Seadrill. The repurchase price is based on the fair value of the shares, determined by a valuation expert, subject to a price ceiling of $125 million. The exercise window for the put option started on October 1, 2019 and ends on September 30, 2020.

If Mermaid do not exercise their option, Seadrill will have a call option that gives them the right (with no obligation) to buy Mermaid's non-controlling interest shares for fair value, subject to a price floor of $75 million. The exercise window for the call option starts on October 1, 2020 and ends on March 31, 2021.

If the purchase price is less than $50 million then it will be settled in cash. If the purchase price is greater than $50 million, then Seadrill is required to settle the first $50 million in cash and any excess fair value in a variable number of Seadrill common shares (based on the 60-day volume-weighted average price).

The put option generated a redemption feature for Mermaid that is outside the control of Seadrill. This caused the fair value of Mermaid's non-controlling interest shares to be reclassified from equity to "Redeemable non-controlling interest" within the consolidated balance sheet of the Predecessor. Each reporting period, we are required to (i) attribute Mermaid's share of AOD's profit to the redeemable non-controlling interest and (ii) make an adjustment to record the redeemable non-controlling interest shares at fair value, with the offsetting entry going to equity. These entries are set out in the table above.